Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2005 Times	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Operating lease term	10 years
Operating lease, number of renewal options	2
Operating lease, additional term for each renewal option	5 years
Future minimum lease payments for year 2013		$ 157,896
Future minimum lease payments for year 2014		157,896
Future minimum lease payments for year 2015		118,422
Rent expenses		$ 136,000	$ 136,000